Common stock and Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Common stock and Stock-Based Compensation [Abstract]
Common stock and Stock-Based Compensation
Note 11. Common stock and Stock-Based Compensation
Common stock:
At December 31, 2024 and 2023, there were
175,095,000
shares of common stock authorized, respectively, and
17,519,999
and
17,454,353
shares issued and outstanding, respectively.
Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of Preferred Stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Common stock reserved for issuance as of December 31, 2024 and 2023, is as follows:

	2024		2023
Series Seed Shadow Preferred	2,020,309		2,020,309
Series A Shadow Preferred	4,573,935		4,573,935
Series B Shadow Preferred	12,234,661		12,234,661
Series C Shadow Preferred	10,211,548		10,211,548
Series D Shadow Preferred	3,990,707		3,990,707
Series D Exchange Shadow Preferred	239,405		239,405
Series D-1 Shadow Preferred	3,662,318		3,662,318
Series D-2 Shadow Preferred	7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and	756,172		1,094,667
Series D-2 Shadow preferred stock
Warrants outstanding for future issuance of common stock	—		2,063
Pay-to-Play warrants (estimated see Note 8)	1,127,088		721,086
Convertible Notes warrants - 2023		(a)		(a)
Pre-funded warrant (estimated see Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated see Note 8)	4,500,000		—
Stock options and restricted stock units	41,018,458		21,354,809
Stock options available for future issuance	2,226,705		839,706

Total shares of common stock reserved	96,123,126		75,514,616

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 8).
Stock-Based Compensation:
In November 2011, and as
amended
in December 2018 and August 2021, the Company adopted the 2011 Stock Plan (the “2011 Amended Plan”). Under the 2011 Amended Plan, incentive stock options (“ISOs”) may be granted to employees at exercise prices not lower than the fair value of the stock at the date of grant as determined by the Board, or the committee appointed by the Board to administer the 2011
Amended Plan
. For ISOs granted to a person who, at the time of the grant, owns stock representing more than
10
% of the total combined voting power of all classes of the Company’s stock, the per share exercise price must be no less than
110
% of the fair value on the date of the grant as determined by the Board.
The Company recognizes compensation expense for service-based options on a straight-line basis over the requisite service period of all employees or non-employees,
which is the award’s vesting term, generally over four years. The Company accounts for forfeitures when they occur.
The Company also grants RSUs, which vest upon the satisfaction of both the service-based condition and a liquidity event condition. The liquidity event condition for the RSUs is satisfied upon the occurrence of a qualifying event, defined specifically in the equity documents, and generally refer to the earlier of a specified period of time subsequent to an initial public offering or an acquisition, in all cases prior to the expiration date of the award. Additionally, for all terminated RSU grants, all RSUs which have satisfied a portion or all of the service-based condition of the termination date remain with the stockholder and do not return to the pool of shares available for issuance until the earlier of the satisfaction of the liquidity event (at which time those RSUs vest) or the expiration date of the award. The RSUs expire as defined by the individual RSU grant, generally the earlier of (i) the first anniversary or second anniversary of terminated service, for 2023 and prior grants, respectively, for any reason and (ii) expire date defined as the fifth anniversary of the date of grant.
The fair value of RSUs is determined based on the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors.

As of December
31
,
2024
, there were service-based stock options outstanding to purchase a total of
36,363,184
shares of common stock under the Plan and
4,655,274
unvested RSUs. As of December
31
,
2024
,
2,226,705
shares of common stock were available for issuance for either stock option or RSU grants under the
2011
Amended Plan.
Options:
A summary of stock option activity as of December 31, 2024 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2022	1,325,844	$9.10	5.6	$925
Granted	15,141,280	0.44
Exercised	(1,000)	0.80
Expired	(8,601)	0.80
Forfeited	(19,543)	15.53

Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Granted	21,329,457	0.92
Exercised	(65,646)	1.49
Expired	(5,500)	0.74
Forfeited	(1,333,107)	1.54

Outstanding options at December 31, 2024	36,363,184	$0.99	9.2	$22,845

Vested/expected to vest at December 31, 2024	35,560,434	$0.99	9.1	$22,492
Exercisable options at December 31, 2024	9,614,865	$1.58	8.3	$7,066
The aggregate
 intrinsic value of service-based options exercised during the years ended December
31
,
2024
and
2023
was $
17,000
and
zero
, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the date of exercise and the exercise price for in-the-money
stock options.
The weighted-average
 grant-date fair value of options granted during the years ended December
31
,
2024
and
2023
was $
0.88
per share and $
0.25
per share, respectively. The total grant date fair value of stock options that vested during the years ended December
31
,
2024
and
2023
was $
2.8
 million and $
0.8
 million, respectively.
As of December

31
,
2024
there were approximately $
18.2
 million of total unrecognized compensation cost related to unvested stock options granted, which is expected to be recognized over the weighted-average period of
2.4
years.
The Company recorded stock-based compensation expense for stock options and the
2024
cancellation of
135,400
RSUs during the years ended December
31
,
2024
and
2023
, as follows (in thousands):

	2024	2023
Research and development	$1,106	$372
Selling, general and administrative	2,741	2,111
Total	$3,847	$2,483
The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. The grant date fair value of the Company’s stock options granted in the years ended December 31, 2024 and 2023 was estimated using the Black-Scholes model with the range of assumptions stated below:

	2024	2023
Risk-free interest rate	3.99% - 4.43%	4.44% - 4.46%
Expected life, in years	5.00 - 6.22	5.00 - 6.01
Expected volatility	56.92% - 57.51%	56.74% - 57.56%
Dividend yield	— %	— %
Weighted average fair value of common stock	$0.88	$0.25
The risk-free interest rate is based on the U.S. Treasury constant maturities on the date of the grant for the time period equal to the expected term of the options granted. Expected volatility was calculated for the given term on the basis of the average volatilities of a peer group of representative public companies having considered characteristics such as industry, stage of life cycle, size, financial leverage and comparable programs and participant pools. The Company determined the use of historical volatility for similar entities represents a more accurate calculation of option fair value. Expected life is calculated using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term of the option). The Company has no history or experience of paying cash dividends on its common stock and thus, has assumed a zero-dividend
rate. The assumptions used to calculate the fair value of options granted are evaluated and revised for new awards, as necessary, to reflect market conditions and experience.
On the Closing Date, all outstanding options were converted into new instruments in accordance with the terms of the Merger (see Note 1).
Restricted-Stock Units:
A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the
6,000,000 RSUs issued to an investor (see Notes 7 and 13), for the years ended December 31, 2024 and 2023 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of January 1, 2023	137,909	$15.28
Issued	10,929,820	$0.60
Exercised	(6,000,000)	$0.44
Forfeited	(150,900)	$1.98

Nonvested as of December 31, 2023	4,916,829	$1.18
Forfeited	(254,555)	$0.88
Expired	(7,000)	$0.82

Nonvested as of December 31, 2024	4,655,274	$1.19

The RSUs
have both a service-based condition and a liquidity event condition. The liquidity event condition is only satisfied on the consummation of the liquidity event, such as an IPO, which is currently not determinable or probable. As the satisfaction of the liquidity event condition for all RSUs is neither determinable nor probable as of December
31
,
2024
,
no
stock-based compensation expense was recognized for the periods presented. As of December
31
,
2024
, there was $
6.3
 million of total unrecognized compensation expense related to outstanding RSU equity awards. Since the RSUs only vest on the consummation of a liquidity event which is currently not determinable or probable, the Company is unable to determine the weighted-average period over which the unrecognized cost will be recognized.

The
6,000,000
RSUs issued as part of the
2023
Convertible Note financing were fair valued on the date of grant and recognized as debt financing charge at date of transaction (see Notes
8
and
13)
. Effective December
21
,
2023
, as a condition of executing the Merger Agreement, the Company accelerated the vesting associated with the
6,000,000
RSUs. Upon acceleration, the RSUs were immediately exchanged and
6,000,000
shares of common stock issued. The modification of vesting terms resulted in the recognition of $
1.7
 million in stock-based compensation expense during the year ended December
31
,
2023
.
On the Closing Date, all outstanding RSUs were converted into new instruments in accordance with the terms of the Merger (see Note 1).